ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 1,814		¥ 1,606
Other payables	1,625		1,426
Accrued rental, utilities and other accrued expenses	457		275
Liabilities related to customer loyalty program	351		332
Value-added tax, other tax and surcharge payables	313		301
Advance from noncontrolling interest holders	67		66
Total	¥ 4,627	$ 646	¥ 4,006